Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction
Advertising service revenue from related parties	$ 5,187,925	$ 14,595,294	$ 3,445,101
Fangcaoji Cosmetics | Jason Nanchun Jiang
Related Party Transaction
Advertising service revenue from related parties	22,488
TCL Corporation | Ying Wu
Related Party Transaction
Advertising service revenue from related parties	15,735
Shanghai the Dream Network Technology | Jason Nanchun Jiang
Related Party Transaction
Advertising service revenue from related parties	578,769
R.Y.B. Education Institution | Fumin Zhuo
Related Party Transaction
Advertising service revenue from related parties	1,961
Huayi Brothers Media Corporation | Jason Nanchun Jiang
Related Party Transaction
Advertising service revenue from related parties	60,332
Sina.com | Charles Cao
Related Party Transaction
Advertising service revenue from related parties	3,545	1,466,979	1,034,741
Sohu.com | Daqing Qi
Related Party Transaction
Advertising service revenue from related parties	156,580		738,947
China Vanke Co., Ltd. | Daqing Qi
Related Party Transaction
Advertising service revenue from related parties	1,841,634	909,109	465,998
Home-Inn | Neil Nanpeng Shen
Related Party Transaction
Advertising service revenue from related parties	215
Ctrip.com | Neil Nanpeng Shen
Related Party Transaction
Advertising service revenue from related parties	474,414		79,601
51.com | Neil Nanpeng Shen
Related Party Transaction
Advertising service revenue from related parties			22,993
Qihoo.com | Neil Nanpeng Shen
Related Party Transaction
Advertising service revenue from related parties			17,461
Giant Interactive Group Inc. | Jason Nanchun Jiang
Related Party Transaction
Advertising service revenue from related parties		13,911	385,720
StormNet Information Technology | David Zhang
Related Party Transaction
Advertising service revenue from related parties			2,569
Tea Care Group Ltd. | Fumin Zhuo
Related Party Transaction
Advertising service revenue from related parties	55,863	5,461	697,071
Fosun International Limited | Major Shareholder
Related Party Transaction
Advertising service revenue from related parties	1,259,265	4,613,446
Joyyoung, Inc. | Ying Wu
Related Party Transaction
Advertising service revenue from related parties		13,313
Shen Yin Wan Guo Securities Co., Ltd. | Fumin Zhuo
Related Party Transaction
Advertising service revenue from related parties		5,661
Redbaby.com | Jason Nanchun Jiang
Related Party Transaction
Advertising service revenue from related parties		4,465,478
Tuna800.com | Jason Nanchun Jiang
Related Party Transaction
Advertising service revenue from related parties		468,410
Juewei Foods, Inc. | Jason Nanchun Jiang
Related Party Transaction
Advertising service revenue from related parties	242,589	544,106
Bona Film Group Ltd. | Daqing Qi
Related Party Transaction
Advertising service revenue from related parties	$ 474,535	$ 2,089,420